PGIM Select Real Estate Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks
Diversified Real Estate Activities 4.2%
Mitsui Fudosan Co. Ltd. (Japan)	630,767	$14,097,285
Health Care REITs 10.3%
Aedifica SA (Belgium)	19,374	2,011,515
Cofinimmo SA (Belgium)	23,959	2,696,325
Healthcare Realty Trust, Inc.	154,782	4,063,027
Welltower, Inc.	298,580	25,779,397
		34,550,264
Hotel & Resort REITs 4.5%
Invincible Investment Corp. (Japan)	22,965	7,224,389
Japan Hotel REIT Investment Corp. (Japan)	12,332	6,399,758
Park Hotels & Resorts, Inc.	98,348	1,533,245
		15,157,392
Industrial REITs 16.0%
GLP J-REIT (Japan)	2,433	3,199,770
Prologis, Inc.	189,282	25,091,222
Rexford Industrial Realty, Inc.	140,954	9,219,801
Segro PLC (United Kingdom)	722,763	9,669,118
Summit Industrial Income REIT (Canada)	446,031	6,489,054
		53,668,965
Real Estate Development 1.1%
CK Asset Holdings Ltd. (Hong Kong)	521,152	3,689,616
Real Estate Operating Companies 8.0%
Capitaland Investment Ltd. (Singapore)	2,637,508	7,504,577
Grainger PLC (United Kingdom)	744,580	2,691,047
Kojamo OYJ (Finland)	75,376	1,344,661
Pandox AB (Sweden)*	330,576	4,847,957
Shurgard Self Storage SA (Belgium)	83,928	4,329,097
VGP NV (Belgium)	21,196	3,722,782
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	565,283	2,516,192
		26,956,313
Residential REITs 21.1%
American Homes 4 Rent (Class A Stock)	125,921	4,769,887
Camden Property Trust	112,448	15,866,413

PGIM Select Real Estate Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Residential REITs (cont’d.)
Equity LifeStyle Properties, Inc.	62,519	$4,596,397
Equity Residential	346,440	27,157,432
Ingenia Communities Group (Australia)	1,178,824	3,865,365
InterRent Real Estate Investment Trust (Canada)	359,971	3,766,828
Sun Communities, Inc.	65,975	10,817,261
		70,839,583
Retail REITs 13.2%
Agree Realty Corp.	101,013	8,039,625
CapitaLand Integrated Commercial Trust (Singapore)	2,688,600	4,247,237
Japan Metropolitan Fund Investment Corp. (Japan)	6,020	4,905,647
Kimco Realty Corp.	98,824	2,184,999
Kite Realty Group Trust	283,440	5,637,621
Lendlease Global Commercial REIT (Singapore)	9,741,464	5,897,013
Link REIT (Hong Kong)	544,497	4,559,797
Macerich Co. (The)	123,636	1,311,778
National Retail Properties, Inc.	99,845	4,753,620
NETSTREIT Corp.	145,938	2,991,729
		44,529,066
Specialized REITs 20.9%
Big Yellow Group PLC (United Kingdom)	457,403	7,934,408
CubeSmart	238,016	10,917,794
Digital Realty Trust, Inc.	87,937	11,647,256
EPR Properties	81,376	4,378,842
Equinix, Inc.	6,040	4,250,590
Life Storage, Inc.	94,823	11,937,267
National Storage REIT (Australia)	4,371,908	7,644,789
Public Storage	35,126	11,465,478
		70,176,424

Total Long-Term Investments (cost $321,383,570)		333,664,908

PGIM Select Real Estate Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 0.5%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $1,637,276)	1,637,276	$1,637,276

TOTAL INVESTMENTS 99.8% (cost $323,020,846)		335,302,184
Other assets in excess of liabilities 0.2%		546,188

Net Assets 100.0%		$335,848,372

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
3